Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Maya [Member]
Schedule of Related Party Transactions [Line Items]
Revenue from provision of data connectivity services	$ 5,863	$ 10,770	$ 6,202
Purchase of data connectivity service		2	4
Beijing Huaxianglianxin Technology Company [Member]
Schedule of Related Party Transactions [Line Items]
Revenue from provision of data connectivity services	16	36	334
Purchase of data connectivity service			$ 6